UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.24%
	Business Services - 25.21%
2,222,303	ACI Worldwide, Inc.(a)	$54,824,215
1,408,687	ANSYS, Inc. (a)	245,365,102
2,110,784	Ellie Mae, Inc.(a)(b)	219,183,810
1,726,723	Guidewire Software, Inc.(a)	153,298,468
4,255,203	NIC, Inc. (b)	66,168,407
2,346,838	Paycom Software, Inc.(a)	231,937,999
2,300,438	PROS Holdings, Inc.(a)(b)	84,127,018
1,073,976	Tyler Technologies, Inc.(a)	238,530,070

		1,293,435,089

	Consumer Related - 1.35%
1,332,059	Alarm.com Holdings, Inc.(a)	53,788,543
1,577,154	Zoe’s Kitchen, Inc.(a)(b)	15,393,023

		69,181,566

	Industrial Products & Systems - 17.89%
2,418,909	Balchem Corp.(b)	237,391,729
5,323,373	Cognex Corp.	237,475,669
864,645	DMC Global, Inc.(b)	38,822,561
2,201,723	Proto Labs, Inc.(a)(b)	261,894,951
2,944,811	Sun Hydraulics Corp.(b)	141,910,442

		917,495,352

	Information/Knowledge Management - 14.22%
1,838,316	American Software, Inc. - Class A(b)	26,784,264
2,358,644	Blackbaud, Inc.	241,643,078
4,974,023	Manhattan Associates, Inc.(a)(b)	233,828,821
2,656,668	NetScout Systems, Inc.(a)	78,903,040
4,323,754	Quality Systems, Inc.(a)(b)	84,313,203
2,135,069	Vocera Communications, Inc.(a)(b)	63,817,212

		729,289,618

	Medical/Health Care - 31.63%
673,948	Abaxis, Inc.	55,944,423
692,483	ABIOMED, Inc.(a)	283,260,171
1,057,320	Bio-Techne Corp.	156,430,494
1,618,512	Cantel Medical Corp.	159,196,840
1,157,776	Cardiovascular Systems, Inc.(a)	37,442,476
4,191,280	Endologix, Inc.(a)	23,722,645
435,981	Incyte Corp.(a)	29,210,727
1,094,457	Inogen, Inc.(a)(b)	203,930,173
336,781	iRhythm Technologies, Inc.(a)	27,323,042
2,998,663	Ironwood Pharmaceuticals, Inc.(a)	57,334,437
2,223,137	Medidata Solutions, Inc.(a)	179,095,917
2,466,110	Meridian Bioscience, Inc.(b)	39,211,149
2,521,626	Quidel Corp.(a)(b)	167,688,129
2,637,194	Veeva Systems, Inc. - Class A(a)	202,694,731

		1,622,485,354

	Miscellaneous - 4.94%
3,162,963	Neogen Corp. (a)(b)	253,638,003

Total Common Stocks (Cost $2,233,998,276)		4,885,524,982

SHORT TERM INVESTMENTS - 4.99%
255,590,298	Dreyfus Government Cash Management Institutional Shares, 1.79%(c)	255,590,298

Total Short Term Investments (Cost $255,590,298)		255,590,298

Total Value of Investments (Cost $2,489,588,574) - 100.23%		5,141,115,280
Liabilities in Excess of Other Assets - (0.23)%		(11,554,598)

Net Assets - 100.00%		$5,129,560,682

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	25.21%	$1,293,435,089
Cash & Equivalents	4.99%	255,590,298
Consumer Related	1.35%	69,181,566
Industrial Products & Systems	17.89%	917,495,352
Information/Knowledge Management	14.22%	729,289,618
Medical/Health Care	31.63%	1,622,485,354
Miscellaneous	4.94%	253,638,003
Liabilities in excess of other assets	(0.23)%	(11,554,598)

Total	100.00%	$5,129,560,682

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.97%
	Australia - 1.01%
2,708	Cochlear, Ltd.	$401,152

	Bermuda - 0.88%
13,187	Invesco, Ltd.	350,247

	Canada - 2.84%
31,346	Canadian Natural Resources, Ltd.	1,131,360

	Denmark - 3.98%
4,420	Chr Hansen Holding A/S	408,334
25,388	Novo Nordisk A/S - Class B	1,177,885

		1,586,219

	Finland - 1.53%
11,978	Kone OYJ - Class B	610,712

	France - 7.30%
5,661	Dassault Systemes SE	793,310
4,312	Essilor International SA	608,799
2,292	Ingenico Group SA	206,098
1,270	Ipsen SA	199,256
7,616	Sanofi	610,571
5,278	Societe BIC SA	489,394

		2,907,428

	Germany - 6.78%
5,930	Bayerische Motoren Werke AG	537,592
18,096	Carl Zeiss Meditec AG	1,235,196
8,038	SAP SE	928,822

		2,701,610

	Hong Kong - 3.31%
815,146	Kingdee International Software Group Co., Ltd.	834,305
159,443	Kingsoft Corp., Ltd.	483,678

		1,317,983

	Ireland - 14.86%
24,127	Avadel Pharmaceuticals PLC(a)(b)	147,899
13,589	DCC PLC	1,236,556
14,402	ICON PLC (a)	1,908,697
14,052	Johnson Controls International PLC	470,039
5,552	Paddy Power Betfair PLC	615,945
5,363	Shire PLC	301,869
478,136	Total Produce PLC	1,239,576

		5,920,581

	Israel - 3.00%
8,144	Check Point Software Technologies, Ltd.(a)	795,506
16,362	Teva Pharmaceutical Industries, Ltd.(b)	397,924

		1,193,430

	Italy - 1.73%
44,450	Azimut Holding SpA	688,050

	Japan - 8.41%
17,100	CyberAgent, Inc.	1,028,641
34,710	Mitsubishi Estate Co., Ltd.	607,265
44,533	Rakuten, Inc.	301,432
19,367	Sapporo Holdings, Ltd.	485,596
36,902	Yamaha Motor Co., Ltd.	928,591

		3,351,525

	Mexico - 2.15%
97,394	Fomento Economico Mexicano SAB de CV	855,938

	Netherlands - 6.11%
29,129	QIAGEN NV (a)	1,053,304
24,529	Wolters Kluwer NV	1,382,407

		2,435,711

	Singapore - 0.27%
117,224	UOB-Kay Hian Holdings, Ltd.	109,266

	South Africa - 1.69%
18,403	Sasol, Ltd.(b)	672,446

	Spain - 2.11%
27,866	Grifols SA	838,931

	Switzerland - 12.07%
216	Chocoladefabriken Lindt & Spruengli AG	1,402,484
419	Givaudan SA	952,831
8,988	Nestle SA	697,947
3,612	Roche Holding AG	804,430
2,002	Swatch Group AG	952,380

		4,810,072

	United Kingdom - 14.94%
121,063	BAE Systems PLC	1,033,412
24,111	Carnival Corp.	1,381,801
31,977	Diageo PLC	1,148,730
314,439	Man Group PLC	732,857
77,190	RELX PLC	1,652,867

		5,949,667

Total Common Stocks (Cost $29,153,604)		37,832,328

SHORT TERM INVESTMENTS - 4.45%
1,772,219	Dreyfus Government Cash Management Institutional Shares, 1.79%(c)	1,772,219

Total Short Term Investments (Cost $1,772,219)		1,772,219

Total Value of Investments (Cost $30,925,823) - 99.42%		39,604,547
Other Assets in Excess of Liabilities - 0.58%		232,167

Net Assets - 100.00%		$39,836,714

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Cash & Equivalents	4.45%	$1,772,219
Consumer Discretionary	14.43%	5,746,382
Consumer Staples	14.63%	5,830,271
Energy	4.53%	1,803,806
Financials	4.72%	1,880,420
Health Care	24.32%	9,685,913
Industrials	17.26%	6,875,387
Information Technology	10.15%	4,041,719
Materials	3.41%	1,361,165
Real Estate	1.52%	607,265
Other assets in excess of liabilities	0.58%	232,167

Total	100.00%	$39,836,714

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.17%
	Business Services - 19.36%
4,118	Bright Horizons Family Solutions, Inc.(a)	$422,177
4,832	Ellie Mae, Inc.(a)	501,755
5,267	Equifax, Inc.	658,954
1,199	FactSet Research Systems, Inc.	237,522
1,696	Jack Henry & Associates, Inc.	221,090
9,956	RealPage, Inc.(a)	548,576
3,927	Tyler Technologies, Inc.(a)	872,187
2,380	Ultimate Software Group, Inc.(a)	612,398

		4,074,659

	Consumer Related - 18.10%
974	Chipotle Mexican Grill, Inc.(a)	420,154
4,958	Expedia, Inc.	595,902
17,911	LKQ Corp.(a)	571,361
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	401,956
2,518	O’Reilly Automotive, Inc.(a)	688,849
5,112	Tractor Supply Co.	391,017
2,414	Ulta Beauty, Inc.(a)	563,573
7,825	Under Armour, Inc. - Class A(a)	175,906

		3,808,718

	Financial Services - 14.03%
7,717	Broadridge Financial Solutions, Inc.	888,227
10,399	Charles Schwab Corp.	531,389
4,105	Evercore Partners, Inc. - Class A	432,872
2,560	FleetCor Technologies, Inc.(a)	539,264
4,829	T. Rowe Price Group, Inc.	560,599

		2,952,351

	Industrial Products & Systems - 14.89%
12,128	Cognex Corp.	541,030
13,566	Fastenal Co.	652,932
1,323	IPG Photonics Corp.(a)	291,893
3,813	JB Hunt Transport Services, Inc.	463,470
3,983	MSC Industrial Direct Co. - Class A	337,958
5,405	Quanta Services, Inc.(a)	180,527
7,922	SiteOne Landscape Supply, Inc.(a)	665,210

		3,133,020

	Information/Knowledge Management - 15.76%
2,772	ANSYS, Inc.(a)	482,827
2,424	Autodesk, Inc.(a)	317,762
5,340	Blackbaud, Inc.	547,083
7,075	Guidewire Software, Inc.(a)	628,118
8,189	Manhattan Associates, Inc.(a)	384,965
5,296	MAXIMUS, Inc.	328,935
4,670	Red Hat, Inc.(a)	627,508

		3,317,198

	Medical/Health Care - 16.03%
608	Align Technology, Inc.(a)	208,021
5,542	Cerner Corp.(a)	331,356
3,767	Edwards Lifesciences Corp.(a)	548,362
2,568	Jazz Pharmaceuticals PLC(a)	442,466
7,525	Masimo Corp.(a)	734,816
8,361	Veeva Systems, Inc. - Class A(a)	642,627
5,462	Zoetis, Inc.	465,308

		3,372,956

Total Common Stocks (Cost $14,289,791)		20,658,902

SHORT TERM INVESTMENTS - 1.94%
407,327	Dreyfus Government Cash Management Institutional Shares, 1.79%(b)	407,327

Total Short Term Investments (Cost $407,327)		407,327

Total Value of Investments (Cost $14,697,118) - 100.11%		21,066,229
Liabilities in Excess of Other Assets - (0.11)%		(22,690)

Net Assets - 100.00%		$21,043,539

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	19.36%	$4,074,659
Cash & Equivalents	1.94%	407,327
Consumer Related	18.10%	3,808,718
Financial Services	14.03%	2,952,351
Industrial Products & Systems	14.89%	3,133,020
Information/Knowledge Management	15.76%	3,317,198
Medical/Health Care	16.03%	3,372,956
Liabilities in excess of other assets	(0.11)%	(22,690)

Total	100.00%	$21,043,539

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of June 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 99.64%
	Argentina - 2.60%
4,945	MercadoLibre, Inc.	$1,478,209

	Australia - 4.46%
26,946	REA Group, Ltd.	1,812,075
30,986	Sirtex Medical, Ltd.	721,186

		2,533,261

	Austria - 3.06%
14,415	Schoeller-Bleckmann Oilfield Equipment AG	1,738,936

	Canada - 7.71%
85,464	Descartes Systems Group, Inc. (a)	2,784,333
23,610	Kinaxis, Inc. (a)	1,589,385

		4,373,718

	Denmark - 7.06%
86,526	Ambu A/S - Class B	2,918,580
43,721	NNIT A/S	1,088,237

		4,006,817

	France - 5.99%
60,891	Albioma SA	1,373,817
41,479	Interparfums SA	1,746,233
12,080	Lectra	277,627

		3,397,677

	Germany - 9.78%
120,222	Evotec AG (a)	2,068,725
19,971	STRATEC Biomedical AG	1,560,252
11,917	Wirecard AG	1,919,806

		5,548,783

	Hong Kong - 3.98%
1,907,000	Kingdee International Software Group Co., Ltd.	1,951,821
144,000	Lifestyle International Holdings, Ltd.	305,415

		2,257,236

	India - 3.57%
27,574	CRISIL, Ltd.	724,252
168,670	Emami, Ltd.	1,302,660

		2,026,912

	Ireland - 3.69%
80,076	Avadel Pharmaceuticals PLC(a)(b)	490,866
433,488	Datalex PLC(a)	1,336,441
2,393	Paddy Power Betfair PLC	265,482

		2,092,789

	Israel - 4.55%
33,665	CyberArk Software, Ltd.(a)	2,119,548
7,477	Orbotech, Ltd.(a)	462,079

		2,581,627

	Italy - 1.18%
43,347	Azimut Holding SpA	670,977

	Japan - 15.09%
84,704	Hiday Hidaka Corp.	1,898,122
69,100	Kakaku.com, Inc.	1,561,561
55,400	M3, Inc.	2,209,195
28,868	Software Service, Inc.	2,025,962
16,242	Towa Pharmaceutical Co., Ltd.	869,937

		8,564,777

	South Africa - 1.03%
70,841	Famous Brands, Ltd.(a)	585,061

	Switzerland - 1.18%
915	Partners Group Holding AG	672,183

	United Kingdom - 24.71%
150,721	Abcam PLC	2,653,516
67,360	Dechra Pharmaceuticals PLC	2,473,155
14,234	Fidessa Group PLC	726,053
15,946	GW Pharmaceuticals PLC(a)(b)	2,225,105
65,916	Immunodiagnostic Systems Holdings PLC	224,441
72,073	PayPoint PLC	889,357
72,440	Playtech PLC	719,889
10,718	Rightmove PLC	751,105
9,691	Stallergenes Greer PLC(a)	347,437
450,253	Vectura Group PLC(a)	463,790
51,021	Victrex PLC	1,962,143
33,969	Vitec Group PLC	587,281

		14,023,272

Total Common Stocks (Cost $50,019,226)		56,552,235

SHORT TERM INVESTMENTS - 3.87%
2,198,987	Dreyfus Government Cash Management Institutional Shares, 1.79%(c)	2,198,987

Total Short Term Investments (Cost $2,198,987)		2,198,987

Total Value of Investments (Cost $52,218,213) - 103.51%		58,751,222
Liabilities in Excess of Other Assets - (3.51)%		(1,993,934)

Net Assets - 100.00%		$56,757,288

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	12.48%	$7,085,770
Cash & Equivalents	3.87%	2,198,987
Consumer Related	13.06%	7,410,143
Industrial Products & Systems	7.82%	4,440,785
Information/Knowledge Management	33.87%	19,224,730
Medical/Healthcare	25.63%	14,543,835
Miscellaneous	6.78%	3,846,972
Liabilities in excess of other assets	(3.51)%	(1,993,934)

Total	100.00%	$56,757,288

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2018:

Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,885,524,982	$–	$–	$4,885,524,982
Short Term Investments	255,590,298	–	–	255,590,298

Total	$5,141,115,280	$–	$–	$5,141,115,280

International Equity Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$37,832,328	$–	$–	$37,832,328
Short Term Investments	1,772,219	–	–	1,772,219

Total	$39,604,547	$–	$–	$39,604,547

Mid Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$20,658,902	$–	$–	$20,658,902
Short Term Investments	407,327	–	–	407,327

Total	$21,066,229	$–	$–	$21,066,229

International Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$56,552,235	$–	$–	$56,552,235
Short Term Investments	2,198,987	–	–	2,198,987

Total	$58,751,222	$–	$–	$58,751,222

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the period.

For the period ended June 30, 2018, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2018, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance Balance at March 31, 2018	Purchases	Purchases In- Kind	Sales	Share Balance at June 30, 2018	Market Value at June 30, 2018	Dividends	Change in Unrealized Gain/(Loss)	Realized Gain/Loss

American Software, Inc. - Class A	1,837,432	–	884	–	1,838,316	$26,784,264	$202,118	$2,884,247	$–
Balchem Corp.	2,042,086	375,649	1,174	–	2,418,909	237,391,729	–	36,451,886	–
DMC Global, Inc.	864,226	–	419	–	864,645	38,822,561	17,285	15,685,073	–
Ellie Mae, Inc.	1,451,030	658,818	936	–	2,110,784	219,183,810	–	17,437,960	–
Inogen, Inc.	1,093,926	–	531	–	1,094,457	203,930,173	–	69,450,096	–
Manhattan Associates, Inc.	4,533,141	438,468	2,414	–	4,974,023	233,828,821	–	24,555,030	–
Meridian Bioscience, Inc.	2,464,906	–	1,204	–	2,466,110	39,211,149	308,113	4,189,257	–
Neogen Corp.	3,629,370	–	1,536	(467,943)	3,162,963	253,638,003	–	33,426,784	11,663,246
NIC, Inc.	4,253,139	–	2,064	–	4,255,203	66,168,407	340,251	8,877,030	–
PROS Holdings, Inc.	1,991,740	307,579	1,119	–	2,300,438	84,127,018	–	8,768,286	–
Proto Labs, Inc.	2,200,654	–	1,069	–	2,201,723	261,894,951	–	3,065,682	–
Quality Systems, Inc.	4,321,657	–	2,097	–	4,323,754	84,313,203	–	25,280,540	–
Quidel Corp.	2,520,402	–	1,224	–	2,521,626	167,688,129	–	37,021,204	–
Sun Hydraulics Corp.	2,420,073	523,310	1,428	–	2,944,811	141,910,442	217,807	(14,132,141)	–
Vocera Communications, Inc.	1,618,110	515,926	1,033	–	2,135,069	63,817,212	–	12,816,023	–
Zoe’s Kitchen, Inc.	1,576,390	–	764	–	1,577,154	15,393,023	–	(7,377,139)	–

						$2,138,102,895	$1,085,574	$278,399,818	$11,663,246

Investments no longer affiliated as of June 30, 2018

Abaxis, Inc.	1,282,828	–	326	(609,206)	673,948	$55,944,423	$124,171	$(19,243,497)	$31,747,140
Endologix, Inc.	4,189,227	–	2,053	–	4,191,280	23,722,645	–	5,989,076	–
Geospace Technologies Corp.	702,420	–	–	(702,420)	-	–	–	–	(14,486,782)

						$79,667,068	$124,171	$(13,254,421)	$17,260,358

GRAND TOTAL						$2,217,769,963	$1,209,745	$265,145,397	$28,923,604

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer
Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds
Date: August 28, 2018

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds
Date: August 28, 2018